LEASES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Minimum operating lease income	$ 47,394	$ 45,210	$ 41,633
Contingent operating lease income	$ 10,090	7,810	265
Operating leases - as lessor, last expiry date	2037-06
Amount of reduction in lease income as a result of the rent concessions	$ 0	$ 52	$ 3,076
Macau Land Concession Contracts [Member]
Lessee, Lease, Description [Line Items]
Initial contract term (in years)	25 years
Renewable contract term	10 years
Estimated Lease Term	40 years